Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2024
Schedule III - Real Estate and Accumulated Depreciation
Schedule III - Real Estate and Accumulated Depreciation
STORE Capital LLC
Schedule III—Real Estate and Accumulated Depreciation
(Dollars in Thousands)

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2024 (b) (c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d) (e)	Years Constructed	Years Acquired
Alabama	44	$—		$44,402	$109,022	$2,711	$4,963	$47,113	$113,985	$161,098	$(12,260)	1935-2024	2023 - 2024
Alabama	17	(f	)	15,006	31,416	—	49	15,006	31,465	46,471	(3,281)	1964-2007	2023
Alaska	9	—		9,996	25,117	—	—	9,996	25,117	35,113	(2,038)	1953-2005	2023
Alaska	1	(f	)	738	1,105	330	2,766	1,068	3,871	4,939	(199)	2005	2023
Arizona	70	—		90,120	226,975	3,994	9,810	94,114	236,785	330,899	(18,927)	1946-2021	2023 - 2024
Arizona	41	(f	)	75,084	185,880	—	54	75,084	185,934	261,018	(16,878)	1976-2023	2023
Arkansas	29	—		35,514	63,130	—	—	35,514	63,130	98,644	(7,669)	1960-2011	2023
Arkansas	20	(f	)	15,318	35,552	—	—	15,318	35,552	50,870	(3,929)	1920-2012	2023
California	30	—		127,243	275,771	759	6,862	128,002	282,633	410,635	(28,244)	1930-2022	2023
California	44	(f	)	77,378	99,756	3,824	14,696	81,202	114,452	195,654	(10,811)	1940-2024	2023
Colorado	29	—		61,725	208,470	1,413	9,489	63,138	217,959	281,097	(22,629)	1967-2016	2023 - 2024
Colorado	14	(f	)	17,201	38,647	1,255	4,213	18,456	42,860	61,316	(3,685)	1965-2023	2023
Connecticut	20	—		16,465	51,393	—	—	16,465	51,393	67,858	(5,431)	1850-2022	2023
Connecticut	7	(f	)	5,755	16,367	—	—	5,755	16,367	22,122	(1,872)	1860-1998	2023
Delaware	1	—		4,179	5,059	—	—	4,179	5,059	9,238	(827)	1973	2023
District of Columbia	1	—		1,514	315	—	—	1,514	315	1,829	(79)	1930	2023
Florida	90	—		151,037	248,481	2,478	4,272	153,515	252,753	406,268	(24,820)	1950-2024	2023 - 2024
Florida	55	(f	)	59,109	153,048	—	71	59,109	153,119	212,228	(15,406)	1950-2014	2023 - 2024
Georgia - Fitzgerald	1	—		7,564	36,442	—	—	7,564	36,442	44,006	(3,465)	1980	2023
Georgia - Augusta	7	—		15,817	24,507	288	3,030	16,105	27,537	43,642	(2,671)	1973-2015	2023
Georgia - Buford	2	—		6,552	31,156	—	—	6,552	31,156	37,708	(3,486)	1993-1998	2023
Georgia - Buford	1	(f	)	1,132	2,386	—	—	1,132	2,386	3,518	(252)	2004	2023
Georgia - Other	64	—		77,546	185,604	4	6,130	77,550	191,734	269,284	(17,612)	1939-2024	2023 - 2024
Georgia - Other	104	(f	)	108,784	253,590	—	—	108,784	253,590	362,374	(28,927)	1947-2021	2023
Idaho	13	—		14,584	17,443	—	432	14,584	17,875	32,459	(2,253)	1967-2008	2023
Idaho	9	(f	)	24,758	75,335	—	—	24,758	75,335	100,093	(6,328)	1946-2021	2023
Illinois - Chicago	6	—		19,149	20,293	—	—	19,149	20,293	39,442	(2,178)	1920-2015	2023
Illinois - Chicago	7	(f	)	12,453	29,707	1,509	6,578	13,962	36,285	50,247	(2,888)	1886-2024	2023
Illinois - Albion	5	—		11,358	38,145	—	—	11,358	38,145	49,503	(4,451)	1950-1998	2023
Illinois - Other	140	—		104,074	292,980	1,602	2,059	105,676	295,039	400,715	(30,863)	1870-2019	2023 - 2024
Illinois - Other	41	(f	)	65,987	145,047	379	5,947	66,366	150,994	217,360	(16,470)	1880-2015	2023
Indiana	64	—		85,285	188,597	515	1,159	85,800	189,756	275,556	(18,923)	1927-2022	2023 - 2024
Indiana	30	(f	)	30,896	69,926	—	—	30,896	69,926	100,822	(7,815)	1963-2013	2023
Iowa	19	—		26,537	56,263	719	5,128	27,256	61,391	88,647	(6,082)	1915-2009	2023 - 2024
Iowa	17	(f	)	12,688	40,077	—	—	12,688	40,077	52,765	(4,595)	1960-2013	2023
Kansas	20	—		10,893	49,871	—	—	10,893	49,871	60,764	(5,274)	1969-2019	2023
Kansas	5	(f	)	4,869	12,379	—	—	4,869	12,379	17,248	(965)	1976-2018	2023 - 2024

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2024 (b) (c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d) (e)	Years Constructed	Years Acquired
Kentucky	35	$—		$38,560	$107,915	$—	$—	$38,560	$107,915	$146,475	$(10,850)	1907-2020	2023
Kentucky	35	(f	)	23,598	58,023	—	—	23,598	58,023	81,621	(6,214)	1972-2023	2023 - 2024
Louisiana	8	—		5,654	17,712	—	—	5,654	17,712	23,366	(1,751)	1968-2014	2023
Louisiana	29	(f	)	31,858	48,410	—	6,903	31,858	55,313	87,171	(6,162)	1981-2020	2023
Maine	17	—		20,448	59,130	—	—	20,448	59,130	79,578	(7,778)	1798-2011	2023
Maine	4	(f	)	1,234	2,096	—	—	1,234	2,096	3,330	(345)	1979-1993	2023
Maryland	7	—		9,613	11,901	—	—	9,613	11,901	21,514	(1,336)	1963-2007	2023
Maryland	5	(f	)	7,657	18,403	—	—	7,657	18,403	26,060	(2,088)	1950-2007	2023
Massachusetts	29	—		61,035	139,541	—	744	61,035	140,285	201,320	(14,610)	1870-2009	2023
Massachusetts	10	(f	)	24,254	30,809	1,245	24,956	25,499	55,765	81,264	(3,383)	1850-2001	2023 - 2024
Michigan	96	—		115,620	320,859	—	6,768	115,620	327,627	443,247	(37,270)	1862-2022	2023 - 2024
Michigan	26	(f	)	22,592	69,344	2,812	5,965	25,404	75,309	100,713	(9,950)	1876-2024	2023
Minnesota	50	—		86,588	192,688	654	2,000	87,242	194,688	281,930	(20,825)	1905-2023	2023 - 2024
Minnesota	40	(f	)	46,439	110,946	77	3,397	46,516	114,343	160,859	(12,997)	1951-2021	2023 - 2024
Minnesota	1	11,204		7,058	17,075	—	—	7,058	17,075	24,133	(1,947)	2015	2023
Mississippi	27	—		24,453	69,339	—	—	24,453	69,339	93,792	(8,638)	1932-2010	2023
Mississippi	15	(f	)	18,460	53,286	—	1,400	18,460	54,686	73,146	(6,050)	1965-2009	2023
Mississippi	6	39,313		17,132	67,651	—	—	17,132	67,651	84,783	(8,030)	1989-2001	2023
Missouri	59	—		45,411	148,212	—	—	45,411	148,212	193,623	(15,777)	1928-2019	2023
Missouri	25	(f	)	29,671	57,387	—	—	29,671	57,387	87,058	(5,821)	1971-2022	2023
Montana	2	—		6,344	16,881	—	—	6,344	16,881	23,225	(1,390)	2009	2023 - 2024
Montana	3	(f	)	5,318	11,882	—	—	5,318	11,882	17,200	(1,742)	1920-2020	2023
Nebraska	10	—		11,350	15,072	—	—	11,350	15,072	26,422	(1,380)	1961-2022	2023
Nebraska	14	(f	)	7,402	25,817	931	996	8,333	26,813	35,146	(2,534)	1910-2015	2023
Nevada	8	—		14,103	19,370	—	677	14,103	20,047	34,150	(1,661)	1980-2021	2023
Nevada	5	(f	)	9,063	20,653	—	1,417	9,063	22,070	31,133	(2,322)	1960-2009	2023
Nevada	1	5,749		3,347	9,570	(1)	(94)	3,346	9,476	12,822	(1,245)	1995	2023
New Hampshire	8	—		9,196	25,556	—	—	9,196	25,556	34,752	(3,141)	1960-2001	2023
New Hampshire	2	(f	)	1,278	8,118	—	—	1,278	8,118	9,396	(644)	1975-2003	2023
New Jersey	3	—		3,268	4,317	—	—	3,268	4,317	7,585	(516)	1970-2008	2023
New Jersey	9	(f	)	11,325	42,360	—	—	11,325	42,360	53,685	(5,034)	1930-2015	2023
New Mexico	8	—		12,931	37,917	—	610	12,931	38,527	51,458	(3,030)	1946-2010	2023 - 2024
New Mexico	3	(f	)	3,751	3,790	—	—	3,751	3,790	7,541	(454)	1955-2019	2023
New York	19	—		30,313	130,925	—	—	30,313	130,925	161,238	(10,017)	1892-2016	2023 - 2024
New York	16	(f	)	15,405	37,570	—	—	15,405	37,570	52,975	(5,074)	1950-2014	2023
North Carolina	85	—		67,303	149,004	745	4,239	68,048	153,243	221,291	(15,289)	1942-2022	2023 - 2024
North Carolina	61	(f	)	43,360	95,094	—	—	43,360	95,094	138,454	(10,136)	1950-2018	2023
North Dakota	1	—		5,176	32,387	—	—	5,176	32,387	37,563	(2,444)	1993	2023
North Dakota	3	(f	)	2,823	13,596	—	—	2,823	13,596	16,419	(1,272)	1984-2013	2023
North Dakota	1	13,292		6,711	23,927	—	—	6,711	23,927	30,638	(3,084)	1995	2023
Ohio	85	—		95,871	302,834	57	1,671	95,928	304,505	400,433	(33,039)	1856-2019	2023 - 2024
Ohio	68	(f	)	65,893	196,161	—	—	65,893	196,161	262,054	(26,090)	1915-2020	2023

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2024 (b) (c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d) (e)	Years Constructed	Years Acquired
Oklahoma	28	$—		$27,763	$54,187	$—	$—	$27,763	$54,187	$81,950	$(6,265)	1965-2020	2023 - 2024
Oklahoma	36	(f	)	47,421	78,372	—	—	47,421	78,372	125,793	(9,208)	1946-2011	2023 - 2024
Oregon	6	—		5,252	14,460	—	—	5,252	14,460	19,712	(1,586)	1924-2010	2023
Oregon	5	(f	)	11,252	17,466	—	—	11,252	17,466	28,718	(2,740)	1965-1985	2023
Pennsylvania	65	—		82,256	264,980	—	2,220	82,256	267,200	349,456	(26,813)	1885-2018	2023 - 2024
Pennsylvania	43	(f	)	41,168	95,778	—	—	41,168	95,778	136,946	(10,900)	1865-2020	2023 - 2024
Rhode Island	5	—		3,108	9,642	—	—	3,108	9,642	12,750	(946)	1962-1995	2023
Rhode Island	6	(f	)	6,093	13,369	—	—	6,093	13,369	19,462	(1,465)	1968-1995	2023
South Carolina	44	—		42,807	141,049	2,284	6,441	45,091	147,490	192,581	(17,006)	1912-2024	2023 - 2024
South Carolina	32	(f	)	25,006	56,242	—	—	25,006	56,242	81,248	(5,150)	1973-2019	2023
South Dakota	12	—		22,431	68,490	—	—	22,431	68,490	90,921	(6,186)	1948-2020	2023
South Dakota	6	(f	)	8,447	30,069	—	—	8,447	30,069	38,516	(3,552)	1968-2014	2023
Tennessee	62	—		73,401	208,685	7,273	8,679	80,674	217,364	298,038	(20,548)	1920-2024	2023 - 2024
Tennessee	63	(f	)	70,965	155,002	1,046	3,792	72,011	158,794	230,805	(18,408)	1889-2019	2023
Texas - Abilene	1	—		7,065	36,904	—	—	7,065	36,904	43,969	(2,360)	2009	2023
Texas - Abilene	1	(f	)	792	2,793	—	—	792	2,793	3,585	(406)	1961	2023
Texas - Amarillo	4	—		5,425	17,573	320	5,175	5,745	22,748	28,493	(1,966)	1977-2016	2023
Texas - Amarillo	1	(f	)	379	389	—	—	379	389	768	(37)	1954	2023
Texas - Arlington	2	—		2,031	5,975	—	—	2,031	5,975	8,006	(728)	1964-1997	2023
Texas - Arlington	4	(f	)	3,816	13,367	—	—	3,816	13,367	17,183	(1,378)	1945-2010	2023
Texas - Austin	4	—		6,932	14,733	—	—	6,932	14,733	21,665	(1,197)	1991-2017	2023
Texas - Austin	1	(f	)	2,461	5,388	—	—	2,461	5,388	7,849	(482)	2006	2023
Texas - Baytown	4	—		1,697	16,328	—	—	1,697	16,328	18,025	(529)	1982-2013	2023 - 2024
Texas - Corpus Christi	5	—		9,968	20,928	—	—	9,968	20,928	30,896	(2,659)	1964-2017	2023
Texas - Corpus Christi	2	(f	)	1,835	2,685	—	—	1,835	2,685	4,520	(268)	1975-2016	2023
Texas - Cypress	2	—		2,168	5,110	248	11	2,416	5,121	7,537	(422)	2012-2017	2023
Texas - Cypress	1	(f	)	4,335	8,688	—	—	4,335	8,688	13,023	(577)	2019	2023
Texas - Forney	2	—		4,372	8,885	—	—	4,372	8,885	13,257	(696)	2006-2017	2023
Texas - Forney	1	(f	)	1,091	2,921	—	—	1,091	2,921	4,012	(266)	2004	2023
Texas - Fort Worth	5	—		9,619	22,361	—	—	9,619	22,361	31,980	(1,906)	1989-2014	2023
Texas - Fort Worth	4	(f	)	9,090	23,394	—	—	9,090	23,394	32,484	(1,370)	1998-2021	2023 - 2024
Texas - Frisco	4	—		6,408	13,316	—	—	6,408	13,316	19,724	(1,108)	2003-2018	2023
Texas - Frisco	2	(f	)	5,272	6,679	—	—	5,272	6,679	11,951	(632)	1996-2008	2023
Texas - Harlingen	4	—		4,078	11,812	—	—	4,078	11,812	15,890	(1,354)	1993-2014	2023
Texas - Harlingen	1	(f	)	1,184	3,798	—	—	1,184	3,798	4,982	(248)	2018	2023
Texas - Highlands	1	—		7,093	22,938	—	—	7,093	22,938	30,031	(701)	1930	2024 - 2024
Texas - Houston	21	—		33,129	51,391	—	—	33,129	51,391	84,520	(5,218)	1965-2021	2023
Texas - Houston	7	(f	)	20,964	34,006	—	—	20,964	34,006	54,970	(3,823)	1965-2016	2023
Texas - Humble	2	—		5,464	14,206	112	344	5,576	14,550	20,126	(1,030)	2009-2016	2023
Texas - Humble	3	(f	)	2,170	4,937	—	—	2,170	4,937	7,107	(441)	1982-2012	2023
Texas - Katy	4	—		5,030	7,154	264	(51)	5,294	7,103	12,397	(932)	1984-2016	2023
Texas - Katy	1	(f	)	1,844	4,121	—	—	1,844	4,121	5,965	(516)	2015	2023

Descriptions (a)				Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross amount at December 31, 2024 (b) (c)
Property Location	Number of Properties	Encumbrances		Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Land & Improvements	Building & Improvements	Total	Accumulated Depreciation (d) (e)	Years Constructed	Years Acquired
Texas - League City	2	$—		$7,428	$15,930	$266	$2,834	$7,694	$18,764	$26,458	$(1,279)	2011-2016	2023
Texas - Lubbock	6	—		9,011	22,231	—	—	9,011	22,231	31,242	(1,150)	1994-2017	2023 - 2024
Texas - Lubbock	4	(f	)	10,065	19,371	—	—	10,065	19,371	29,436	(2,214)	1980-2007	2023
Texas - Lumberton	1	—		896	16,853	—	—	896	16,853	17,749	(435)	2013	2024 - 2024
Texas - McAllen	4	—		4,771	8,496	—	—	4,771	8,496	13,267	(935)	1976-2015	2023
Texas - McAllen	3	(f	)	6,100	9,626	—	—	6,100	9,626	15,726	(981)	1955-2015	2023
Texas - Mesquite	3	—		4,540	13,908	—	—	4,540	13,908	18,448	(1,162)	1973-2008	2023
Texas - Pearland	2	—		1,532	9,324	—	—	1,532	9,324	10,856	(283)	2002-2013	2023 - 2024
Texas - Pearland	1	(f	)	3,133	5,150	—	—	3,133	5,150	8,283	(408)	2011	2023
Texas - San Antonio	11	—		15,952	21,356	—	—	15,952	21,356	37,308	(2,580)	1967-2017	2023
Texas - San Antonio	5	(f	)	10,934	16,290	—	—	10,934	16,290	27,224	(1,738)	1985-2017	2023
Texas - Yoakum	1	—		3,665	20,107	—	—	3,665	20,107	23,772	(1,621)	1971	2023
Texas - Other	153	—		164,683	325,210	3,145	2,274	167,828	327,484	495,312	(32,697)	1920-2024	2023 - 2024
Texas - Other	63	(f	)	68,361	152,755	—	—	68,361	152,755	221,116	(16,042)	1950-2022	2023 - 2024
Utah	10	—		24,887	41,572	—	—	24,887	41,572	66,459	(4,685)	1972-2021	2023
Utah	4	(f	)	4,751	11,404	—	—	4,751	11,404	16,155	(1,297)	1961-2013	2023
Vermont	5	—		1,754	3,015	—	—	1,754	3,015	4,769	(415)	1950-1997	2023
Vermont	2	(f	)	565	1,024	—	—	565	1,024	1,589	(175)	1983-1998	2023
Virginia	36	—		50,300	135,190	—	—	50,300	135,190	185,490	(13,822)	1921-2024	2023 - 2024
Virginia	15	(f	)	12,755	36,650	—	—	12,755	36,650	49,405	(3,619)	1928-2008	2023
Washington	11	—		17,454	38,091	—	—	17,454	38,091	55,545	(5,566)	1910-2004	2023
Washington	11	(f	)	29,172	34,104	108	3,607	29,280	37,711	66,991	(4,835)	1948-2009	2023
West Virginia	14	—		13,524	38,876	—	—	13,524	38,876	52,400	(2,900)	1946-2007	2023 - 2024
West Virginia	11	(f	)	7,835	16,173	—	—	7,835	16,173	24,008	(2,114)	1970-2009	2023
Wisconsin - Colby	1	—		5,261	34,573	—	—	5,261	34,573	39,834	(4,478)	1976	2023
Wisconsin - Other	65	—		105,639	337,120	1,104	625	106,743	337,745	444,488	(34,345)	1911-2024	2023 - 2024
Wisconsin - Other	33	(f	)	33,177	103,972	—	—	33,177	103,972	137,149	(12,459)	1917-2022	2023
Wisconsin - Other	3	30,817		18,497	53,410	—	—	18,497	53,410	71,907	(6,992)	1966-1992	2023
Wyoming	3	—		1,446	3,558	—	—	1,446	3,558	5,004	(266)	1975-2009	2023
Wyoming	4	(f	)	7,199	16,642	—	(238)	7,199	16,404	23,603	(1,326)	1980-2022	2023

	3,010	$100,375		$3,795,945	$9,321,332	$44,470	$185,070	$3,840,415	$9,506,402	$13,346,817	$(984,685)

(a)
As of December 31, 2024, we had investments in 3,294 single-tenant real estate property locations including 3,269 owned properties and 25 ground lease interests; 190 of our owned properties and one ground lease interest are accounted for as financing arrangements and 93 are accounted for as sales-type leases and are excluded from the table above. Initial costs exclude intangible lease assets totaling $588.6 million.

(b)	The aggregate cost for federal income tax purposes is approximately $15.8 billion.

(c)
The following is a reconciliation of total real estate carrying value for the year ended December 31, 2024, for the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 through February 2, 2023 and for the year ended December 31, 2022:

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Balance, beginning of period	$13,178,994	$12,725,295	$11,198,897	$9,936,320
Additions
Acquisitions	584,366	386,842	39,920	1,333,088
Improvements	102,933	130,787	2,532	135,781
Other (i)	8,716	29,078	—	—
Deductions
Provision for impairment of real estate	(21,862)	(17,853)	—	(16,050)
Other (ii)	(176,008)	—	(3,859)	(8,750)
Cost of real estate sold	(330,322)	(75,155)	(760)	(181,492)

Balance, end of period	$13,346,817	$13,178,994	$11,236,730	$11,198,897

(i)
For the year ended December 31, 2024 and the period from February 3, 2023 through December 31, 2023, represents owned properties previously recorded as financing leases or financing arrangements that were transferred to an operating lease during the period due to a modification or, in the case of a financing arrangement, a purchase option expiration.

(ii)
During the year ended December 31, 2024, includes $
171.3
 million of gross land and building reclassified to loans and financing receivables as a result of certain acquisitions which modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842.

(d)
The following is a reconciliation of accumulated depreciation for the year ended December 31, 2024, for the period from February 3, 2023 through December 31, 2023, for the period from January 1, 2023 through February 2, 2023 and for the year ended December 31, 2022:

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Balance, beginning of period	$(479,243)	$—	$(1,410,829)	$(1,134,007)
Additions
Depreciation expense	(533,299)	(482,246)	(27,482)	(304,588)
Deductions
Accumulated depreciation associated with real estate sold	15,779	3,003	173	19,016
Other	12,078	—	—	8,750

Balance, end of period	$(984,685)	$(479,243)	$(1,438,138)	$(1,410,829)

(e)
The Company’s real estate assets are depreciated using the straight-line method over the estimated useful lives of the properties, which generally ranges from 20 to 40 years for buildings and improvements and is 10 to 15 years for land improvements.

(f)	Property is collateral for non-recourse debt obligations totaling $2.9 billion issued and outstanding under the Company’s STORE Master Funding debt program.